Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016
Assets:
Trading securities	[1]	¥ 487,839	¥ 569,074
Cash and Cash Equivalents		1,185,961	1,039,870	¥ 961,830	¥ 730,420
Restricted Cash		88,242	93,342
Other Assets:
Derivative assets		10,789	19,059
Liabilities:
Short-Term Debt		335,665	283,467
Deposits		1,698,428	1,614,608
Long-Term Debt		3,867,551	3,854,984
Other Liabilities:
Derivative liabilities		32,493	12,276
Level 1
Assets:
Trading securities		40,177	37,500
Cash and Cash Equivalents		1,185,961	1,039,870
Restricted Cash		88,242	93,342
Installment loans (net of allowance for probable loan losses)		0	0
Investment in securities:
Practicable to estimate fair value		75,834	93,995
Not practicable to estimate fair value	[2]	0	0
Other Assets:
Time deposits		0	0
Derivative assets	[3]	0	0
Reinsurance recoverables (Investment contracts)		0	0
Liabilities:
Short-Term Debt		0	0
Deposits		0	0
Policy liabilities and Policy account balances (Investment contracts)		0	0
Long-Term Debt		0	0
Other Liabilities:
Derivative liabilities	[3]	0	0
Level 2
Assets:
Trading securities		447,662	531,574
Cash and Cash Equivalents		0	0
Restricted Cash		0	0
Installment loans (net of allowance for probable loan losses)		156,826	254,708
Investment in securities:
Practicable to estimate fair value		994,613	1,086,629
Not practicable to estimate fair value	[2]	0	0
Other Assets:
Time deposits		3,246	9,375
Derivative assets	[3]	0	0
Reinsurance recoverables (Investment contracts)		0	0
Liabilities:
Short-Term Debt		335,665	283,467
Deposits		1,700,247	1,615,655
Policy liabilities and Policy account balances (Investment contracts)		0	0
Long-Term Debt		1,134,558	1,184,261
Other Liabilities:
Derivative liabilities	[3]	0	0
Level 3
Assets:
Trading securities		0	0
Cash and Cash Equivalents		0	0
Restricted Cash		0	0
Installment loans (net of allowance for probable loan losses)		2,655,609	2,528,758
Investment in securities:
Practicable to estimate fair value		167,441	152,317
Not practicable to estimate fair value	[2]	0	0
Other Assets:
Time deposits		0	0
Derivative assets	[3]	0	0
Reinsurance recoverables (Investment contracts)		73,328	73,967
Liabilities:
Short-Term Debt		0	0
Deposits		0	0
Policy liabilities and Policy account balances (Investment contracts)		296,250	288,372
Long-Term Debt		2,736,275	2,678,554
Other Liabilities:
Derivative liabilities	[3]	0	0
Carrying amount
Assets:
Trading securities		487,839	569,074
Cash and Cash Equivalents		1,185,961	1,039,870
Restricted Cash		88,242	93,342
Installment loans (net of allowance for probable loan losses)		2,778,817	2,767,016
Investment in securities:
Practicable to estimate fair value		1,212,124	1,307,618
Not practicable to estimate fair value	[2]	149,370	149,820
Other Assets:
Time deposits		3,246	9,375
Derivative assets	[3]	10,789	18,980
Reinsurance recoverables (Investment contracts)		72,060	72,615
Liabilities:
Short-Term Debt		335,665	283,467
Deposits		1,698,428	1,614,608
Policy liabilities and Policy account balances (Investment contracts)		295,490	287,463
Long-Term Debt		3,867,551	3,854,984
Other Liabilities:
Derivative liabilities	[3]	32,485	12,276
Estimated fair value
Assets:
Trading securities		487,839	569,074
Cash and Cash Equivalents		1,185,961	1,039,870
Restricted Cash		88,242	93,342
Installment loans (net of allowance for probable loan losses)		2,812,435	2,783,466
Investment in securities:
Practicable to estimate fair value		1,237,888	1,332,941
Not practicable to estimate fair value	[2]	149,370	149,820
Other Assets:
Time deposits		3,246	9,375
Derivative assets	[3]	10,789	18,980
Reinsurance recoverables (Investment contracts)		73,328	73,967
Liabilities:
Short-Term Debt		335,665	283,467
Deposits		1,700,247	1,615,655
Policy liabilities and Policy account balances (Investment contracts)		296,250	288,372
Long-Term Debt		3,870,833	3,862,815
Other Liabilities:
Derivative liabilities	[3]	¥ 32,485	¥ 12,276

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities were ¥547,850 million and ¥476,478 million as of March 31, 2017 and September 30, 2017, respectively.
[2]	The fair value of investment securities of ¥149,820 million was not estimated, as it was not practical.
[3]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 "Fair Value Measurements."